Cover	Oct. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2020
Entity File Number	001-36305
Entity Registrant Name	SEMLER SCIENTIFIC, INC.
Entity Central Index Key	0001554859
Entity Tax Identification Number	26-1367393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	911 Bern Court
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95112
City Area Code	877
Local Phone Number	774-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false